Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill by reportable segment and corporate
Changes in the carrying value of goodwill by reportable segment and Corporate were as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate(3)	Total(4)
Balance, January 1, 2014	$465.9	$107.8	$318.2	$72.0	$62.1	$64.9	$1,090.9
Goodwill acquired	1.9	5.6	28.0	3.9	—	—	39.4
Currency impact and other	(1.5)	(12.9)	(34.9)	(5.8)	—	—	(55.1)
Balance, December 31, 2014	466.3	100.5	311.3	70.1	62.1	64.9	1,075.2
Goodwill acquired	52.9	2.6	163.3	9.2	—	—	228.0
Currency impact and other	(3.5)	(7.7)	(30.9)	(3.7)	—	—	(45.8)
Balance, December 31, 2015	$515.7	$95.4	$443.7	$75.6	$62.1	$64.9	$1,257.4

(1) Balances related to United States were $448.5, $450.4 and $476.9 as of January 1, 2014, December 31, 2014 and December 31, 2015, respectively.
(2) Balances related to France were $87.3, $76.9 and $69.0 as of January 1, 2014, December 31, 2014 and December 31, 2015, respectively.
Balances related to Italy were $5.7, $5.0 and $4.5 as of January 1, 2014, December 31, 2014 and December 31, 2015, respectively.
(3) The majority of the Corporate balance as of December 31, 2015 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.
(4) Balances were net of accumulated impairment loss of $513.4 as of January 1, 2014, December 31, 2014 and December 31, 2015.

Schedule of goodwill balances by reporting unit
Goodwill balances by reporting unit were as follows:

December 31	2015	2014
United States	$532.4	$505.9
Germany	127.1	12.1
United Kingdom	101.1	85.9
Netherlands	98.7	85.9
France	69.0	76.9
Right Management	62.1	62.1
Other reporting units	267.0	246.4
Total goodwill	$1,257.4	$1,075.2